Accounting Policies Accounting Policies - Price risk derivatives (Details) - FLNG derivative - FLNG - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Price Risk Derivatives [Line Items]
Realized gain on oil derivative instrument	$ 7,395
Realized gain on oil derivative instrument		$ 3,048
Unrealized gain on oil derivative instrument	750
Unrealized gain on oil derivative instrument		108,300
Gain on FLNG derivative instrument	$ 8,145	$ 111,348